Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Fair values of derivative financial instruments
Asset Derivatives					$ 0	$ 0
Liability Derivatives					0	0
Inventories | Cost of sales
Fair values of derivative financial instruments
Amount of Gain (Loss) Recognized in Income on Hedged Items					17,949	105,664	78,166
Derivatives in Fair Value Hedging Relationships | Futures contracts
Fair values of derivative financial instruments
Asset Derivatives	0		0		0	0
Liability Derivatives	0		0		0	0
Derivatives in Fair Value Hedging Relationships | Futures contracts | Cost of sales
Fair values of derivative financial instruments
Amount of Gain (Loss) Recognized in Income on Derivatives	29,470	(4,348)	52,050	15,753	(18,231)	(105,405)	(77,855)
Derivatives in Fair Value Hedging Relationships | Inventories
Fair values of derivative financial instruments
Asset Derivatives	0		0		0
Liability Derivatives	0		0
Derivatives in Fair Value Hedging Relationships | Inventories | Cost of sales
Fair values of derivative financial instruments
Amount of Gain (Loss) Recognized in Income on Hedged Items	$ (30,890)	$ 4,545	$ (52,386)	$ (15,033)